Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 1,481,936		$ 1,842,546
Unamortized discount and debt issuance costs	(9,723)		(11,150)
Total debt	1,472,213		1,831,396
Less current portion	(250,508)		(393,065)
Long-term debt	1,221,705		1,438,331
U.S. Dollar-denominated Revolving Credit Facilities due in 2022
Debt Instrument [Line Items]
Total principal	100,000		212,000
Norwegian Krone-denominated Bonds due from 2021 to 2025
Debt Instrument [Line Items]
Total principal	355,514		347,163
Euro-denominated Term Loans due from 2023 to 2024
Debt Instrument [Line Items]
Total principal	152,700	€ 125.0	165,376	€ 147.5
Other U.S. Dollar-denominated Loans
Debt Instrument [Line Items]
Total principal	0		3,300
Secured Debt
Debt Instrument [Line Items]
Total principal	$ 873,712		$ 1,114,707